Offerings - Offering: 1	Feb. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	2,521,340
Proposed Maximum Offering Price per Unit	5.27
Maximum Aggregate Offering Price	$ 13,287,461.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,835.00
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's Class A common stock, $0.0001 par value per share (the "Common Stock"), that become issuable under the Xponential Fitness, Inc. Omnibus Incentive Plan (the "Omnibus Plan"), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Registrant's Common Stock. (2) Represents shares of Common Stock that were automatically added to the shares reserved for issuance under the Omnibus Plan on January 1, 2022, January 1, 2023, January 1, 2024, January 1, 2025 and January 1, 2026 pursuant to the automatic annual increase provision contained in the Omnibus Plan. The Omnibus Plan provides that an additional number of shares will be automatically added annually to the shares authorized under the Omnibus Plan on the first day of each fiscal year, in an amount equal to the lesser of (i) 510,845 shares of Common Stock and (ii) 2% of the total number of shares of Common Stock outstanding on the last day of the immediately preceding fiscal year and (iii) such number of shares of Common Stock as determined by Board in its discretion. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are calculated based on $5.27 per share, the average of the high and low price of the Common Stock as reported on the New York Stock Exchange on February 27, 2026 (such date being within five business days prior to the date that this Registration Statement was filed with the U.S. Securities and Exchange Commission).